Note 16 Joint ventures and associates changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Joint ventures and associates changes in the year [Line Items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements		€ 976	€ 916	€ 900
Acquisitions and capital increases		4	95	87
Disposals and capital reductions		(28)	(42)	(88)
Transfers and changes of consolidation Method		(69)	4	0
Share of profit and loss		40	26	21
Exchange differences		7	16	(1)
Valuation adjustments	[1]	63	(9)	42
Dividends valuation adjustments and others		(5)	(30)	(44)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements		€ 989	€ 976	€ 916

[1]	(1) See Note 16.3.